Other Income (Expense), Net (Tables)	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 31, 2022
Other Income (Expense), Net [Abstract]
Schedule of Other Income (Expense), Net
Other income (expense), net consists of the following (in thousands):

	Thirteen Weeks Ended October 1, 2023	Three Months Ended September 30, 2022	Thirty-Nine Weeks Ended October 1, 2023	Nine Months Ended September 30, 2022
Change in fair value of redeemable convertible preferred stock warrant liability	$39	$3	$9,455	$(142)
Change in fair value of Carlyle warrants	12,689	—	12,689	—
Change in fair value of FACT public, private placement and working capital warrants	4,170	—	4,170	—
Gain on extinguishment of convertible notes and SAFE agreements (1)	—	—	—	3,235
Loss on CS Solis debt extinguishment	(10,338)	—	(10,338)	—
Bonus shares issued in connection with the Mergers (2)	(2,394)	—	(2,394)	—
Issuance of forward purchase agreements (3)	76	—	76	—
Change in fair value of forward purchase agreement liabilities (4)	(6,661)	—	(6,661)	—
Issuance of shares in connection with the forward purchase agreements (5)	(35,490)	—	(35,490)	—
Other, net	(94)	1	191	87

Total other income (expense), net	$(38,003)	$4	$(28,302)	$3,180

(1)	Includes zero and $1.4 million of other income for the three and nine months ended September 30, 2022, respectively, recognized upon the conversion of related party convertible notes and SAFEs.
(2)	Includes $0.7 million of other expense for each of the thirteen and thirty-nine weeks ended October 1, 2023 for bonus shares issued to related parties in connection with the Mergers.
(3)	Includes $0.3 million of other income for each of the thirteen and thirty-nine weeks ended October 1, 2023 for forward purchase agreements entered into with related parties.
(4)	Includes $5.9 million of other expense for each of the thirteen and thirty-nine weeks ended October 1, 2023 for forward purchase agreements entered into with related parties.
(5)	Includes $30.7 million of other expense for each of the thirteen and thirty-nine weeks ended October 1, 2023 for shares issued to related parties in connection with the forward purchase agreements.

Other income (expense), net consists of the following (in thousands):

	Years Ended December 31,
	2022	2021	2020
Change in fair value of SAFE agreements	$—	$(1,306)	$(15)
Change in fair value of derivative liabilities	—	(336)	(50)
Change in fair value of warrant liabilities	(5,211)	(330)	24
Gain on extinguishment of convertible notes and SAFE agreements (1)	3,235	—	—
Forgiveness of Paycheck Protection Plan loan	—	1,754	—
Other, net	118	(22)	—

Total other income (expense), net	$(1,858)	$(240)	$(41)

(1)	Includes $1.4 million of other income recognized upon the conversion of related party convertible notes and SAFEs